NOTE 17 - COMMITMENTS AND CONTINGENCIES (Details)									3 Months Ended	12 Months Ended
	Nov. 21, 2015 USD ($) $ / shares shares	Nov. 18, 2015 shares	Sep. 01, 2015 USD ($)	Aug. 12, 2015 USD ($) $ / shares shares	Oct. 06, 2014 USD ($) shares	Oct. 01, 2014 shares	Jul. 21, 2014 USD ($) shares	Jun. 06, 2014 USD ($)	Mar. 31, 2015 shares	Dec. 31, 2015 USD ($) ft² shares	Dec. 31, 2014 USD ($) shares	Aug. 28, 2015 USD ($)	Jun. 29, 2015 USD ($)	May. 11, 2015 USD ($)
NOTE 17 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services										$ 707,115	$ 60,000
Class of Warrant or Rights, Granted (in Shares) | shares		121,144				4,000			600	4,256,522	245,139
Operating Leases, Rent Expense										$ 126,571	$ 116,525
Debt Instrument, Face Amount												$ 200,000	$ 50,000	$ 300,000
City of Pharr, TX [Member]
NOTE 17 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Other Commitments, Description										The contemplated transaction, including the EB-5 funding, was never completed following a change in the leadership of the City of Pharr which informed COPsync in 2015 that it would not be proceeding with the economic development arrangement. The Company has determined to repay the $475,000 advance/customer deposit by offsetting against it certain outstanding receivables due the Company from Pharr for COPsync Network service fees and out-of-pocket expenses incurred by the Company in connection with the contemplated EB-5 arrangement.
Debt Instrument, Face Amount											$ 850,000
Debt Instrument, Description											due on the earlier of the eighteen-month anniversary of the loan or the receipt by the Company of $1.5 million in proceeds from an expected EB-5 funding arrangement the Company was pursuing
Customer Deposits, Current											$ 475,000
Accounts Payable, Current										$ 187,539
Dallas, Texas [Member] | Building [Member]
NOTE 17 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of Real Estate Property (in Square Feet) | ft²										7,000
Lessor Leasing Arrangements, Operating Leases, Term of Contract			63 months
Operating Leases, Rent Expense, Minimum Rentals			$ 7,641
Lease, Annual Rental Increase, Percentage			4.00%
New Braunfels, Texas [Member] | Building [Member]
NOTE 17 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of Real Estate Property (in Square Feet) | ft²										2,500
Lessor Leasing Arrangements, Operating Leases, Term of Contract								51 months
Operating Leases, Rent Expense, Minimum Rentals								$ 2,906
Lease, Annual Rental Increase, Percentage								7.00%
Purchase Commitment [Member]
NOTE 17 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Other Commitments, Description											The payment terms for this purchase order required a 10% down-payment at the time of order placement, followed by payment terms of Net 30 days from invoice date once the units are delivered to finished goods inventory.
Purchase Commitment, Amount											$ 433,000
Purchase Commitment, Remaining Minimum Amount Committed										$ 78,000
Consulting Agreement #1 [Member]
NOTE 17 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Stock Payable (in Shares) | shares	100,000
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares	25,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares	$ 2.61
Stock Issued During Period, Value, Issued for Services	$ 62,250
Consulting Agreement #1 [Member] | Shares Per Quarter [Member]
NOTE 17 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Stock Payable (in Shares) | shares	25,000
Consulting Agreement #2 [Member]
NOTE 17 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Stock Payable (in Shares) | shares				20,000
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares				2,000
Stock Issued During Period, Value, Issued for Services				$ 17,000
Monthly Commitment, Amount				$ 4,500
Share Price (in Dollars per share) | $ / shares				$ 8.50
Consulting Agreement #3 [Member]
NOTE 17 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Monthly Commitment, Amount							$ 7,500
Class of Warrant or Rights, Granted (in Shares) | shares							300,000
Other Commitments, Description										In 2015, the monthly payment was increased to $15,000 for business development purposes as well as corporate advisory services.
Consulting Agreement #4 [Member]
NOTE 17 - COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares					47,500
Monthly Commitment, Amount					$ 5,000